Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	May 31, 2025	May 31, 2024
Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) [Line Items]
Outside services	$ 220,411	$ 123,065
Employee compensation	5,884	12,285
Other	5,563	13,298
Total	$ 231,858	$ 148,648